SUBSEQUENT EVENTS (Details)				12 Months Ended
	Aug. 01, 2025 USD ($) D $ / shares shares	Dec. 16, 2024 $ / shares shares	Sep. 20, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares	Jul. 18, 2025	Mar. 31, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jul. 26, 2022 $ / shares
SUBSEQUENT EVENTS
Number of shares issued to shareholder | shares			760,000	760,000
Price per share			$ 2.5	$ 2.5
Ordinary shares, par value (in dollars per share)						$ 1	$ 1
Common Class A
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)				$ 0.00025		$ 0.00025	$ 0.00025	$ 0.00025
Subsequent Events | Common Class A
SUBSEQUENT EVENTS
Number of shares issued to shareholder | shares	1,069,500	2,070,000
Price per share	$ 0.00025
Debt convertible of common stock, floor price	0.7106
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Subsequent Events | Convertible promissory note
SUBSEQUENT EVENTS
Principal amount | $	$ 2,200,000
Convertible debt, purchase price | $	$ 2,000,000
Debt conversion, percentage	88
Debt instrument, convertible, consecutive trading days | D	10
Subsequent Events | Netclass International Pte. Ltd
SUBSEQUENT EVENTS
Percentage of ownership (%)					100.00%